Stock Based Compensation - Additional Information (Detail) - USD ($)	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012	Aug. 13, 2012	Jun. 15, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Number of Option	559,327
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock other than otions vesting period	3 years
Assumed forfeiture rate	9.30%
Unrecognized compensation expense	$ 3,900,000
Weighted average recognition period	3 years
Granted, Number of Option	559,327,000,000
Expected dividend yield	$ 0
Restricted Stock Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock other than otions vesting period	3 years
Assumed forfeiture rate	9.30%
Unrecognized compensation expense	$ 8,400,000
Weighted average recognition period	2 years 10 months 24 days
Stock other than option issued	550,481
General and Administrative Expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation expense	$ 900,000	$ 300,000	$ 700,000
2006 Unit Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Assumed forfeiture rate	9.30%
2006 Unit Plan | Non-performance Based Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense	$ 300,000
Weighted average recognition period	2 years
2006 Unit Plan | Common Class B
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common units authorized	192,500
2006 Unit Plan | Common Class C
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common units authorized	202,000
2006 Unit Plan | Common Class D
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common units authorized	388,881
2006 Unit Plan | Common Class E
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common units authorized	6,375
2006 Unit Plan | Common Class F
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common units authorized	5,396,388
Common units authorized					5,396,388
2006 Unit Plan | Common Class F | Continuously Employed
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights	For participants who have been continuously employed by the Company since December 31, 2008, 75% of the Class F Common Units vested upon grant and 25% of the Class F Common Units vested on December 15, 2012 (or 18 months following the date of grant) assuming continuous employment with the Company on that date.
2006 Unit Plan | Common Class F | Continuously Employed | Vested Upon Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting Rights, Percentage	75.00%
2006 Unit Plan | Common Class F | Continuously Employed | Vested on December 15, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting Rights, Percentage	25.00%
2006 Unit Plan | Common Class F | Not Continuously Employed
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights	For participants who had not been continuously employed by the Company since December 31, 2008, 50% of the Class F Common Units vested upon grant, 25% of the Class F Common Units vested on December 15, 2012 and 25% of the Class F Common Units vested on June 15, 2014 (or 36 months following the date of grant), in each case, if the participant continues to be employed by the Company on that date.
2006 Unit Plan | Common Class F | Not Continuously Employed | Vested Upon Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting Rights, Percentage	50.00%
2006 Unit Plan | Common Class F | Not Continuously Employed | Vested on December 15, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting Rights, Percentage	25.00%
2006 Unit Plan | Common Class F | Not Continuously Employed | Vested on June 15, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting Rights, Percentage	25.00%
2006 Unit Plan | Common Class G
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common units authorized	130,000			130,000
2006 Unit Plan | Common Class H
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common units authorized	1,200,000			1,200,000
2006 Unit Plan | Common Class H | Unvested Performance Based
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense	$ 7,500,000
2006 Unit Plan | Common Class G And Class H
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation expense	$ 600,000
2014 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common units authorized	3,325,500
Stock other than otions vesting period	3 years
Expiration period	10 years
Available for future grant	2,200,000